Long-term debt and capital lease obligations	3 Months Ended
Mar. 31, 2018
Long-term debt and capital lease obligations
Long-term debt and capital lease obligations

8. Long-term debt and capital lease obligations

As of March 31, 2018 and December 31, 2017, long-term debt and capital lease obligations consisted of the following:

Long-term debt and capital lease obligations
in € THOUS
	March 31,	December 31,
	2018	2017

Amended 2012 Credit Agreement	2.079.048	2.017.952
Bonds	3.736.039	3.810.483
Convertible Bonds	388.546	386.984
Accounts Receivable Facility	295.273	293.673
Capital lease obligations	36.277	37.704
Other	134.350	131.611
Long-term debt and capital lease obligations	6.669.533	6.678.407
Less current portion	(872.508)	(883.535)
Long-term debt and capital lease obligations, less current portion	5.797.025	5.794.872

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at March 31, 2018 and December 31, 2017:

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	March 31, 2018		March 31, 2018 (1)

Revolving credit USD	$900.000	€730.460	$225.000	€182.615
Revolving credit EUR	€600.000	€600.000	€-	€-
USD term loan 5-year	$1.440.000	€1.168.736	$1.440.000	€1.168.736
EUR term loan 5-year	€336.000	€336.000	€336.000	€336.000
EUR term loan 3-year	€400.000	€400.000	€400.000	€400.000
		€3.235.196		€2.087.351

	Maximum amount available		Balance outstanding
	December 31, 2017		December 31, 2017 (1)

Revolving credit USD	$900.000	€750.438	$70.000	€58.367
Revolving credit EUR	€600.000	€600.000	€-	€-
USD term loan 5-year	$1.470.000	€1.225.715	$1.470.000	€1.225.715
EUR term loan 5-year	€343.000	€343.000	€343.000	€343.000
EUR term loan 3-year	€400.000	€400.000	€400.000	€400.000
		€3.319.153		€2.027.082

(1) Amounts shown are excluding debt issuance costs.

At March 31, 2018 and December 31, 2017, the Company had letters of credit outstanding in the amount of $1.690 and $1.690 (€1.372 and €1.409), respectively, under the USD revolving credit facility, which are not included above as part of the balance outstanding at those dates, but which reduce available borrowings under the applicable revolving credit facility.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at March 31, 2018 and at December 31, 2017:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	March 31, 2018-1		March 31, 2018-2

Accounts Receivable Facility	$800.000	€649.298	$364.500	€295.836

	Maximum amount available		Balance outstanding
	December 31, 2017-1		December 31, 2017-2

Accounts Receivable Facility	$800.000	€667.056	$353.000	€294.338

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $71.244 and $71.244 (€57.823 and €59.404) at March 31, 2018 and December 31, 2017, respectively. These letters of credit are not included above as part of the balance outstanding at March 31, 2018 and December 31, 2017; however, they reduce available borrowings under the Accounts Receivable Facility.